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                          UNITED STATES
               SECURITIES AND EXCHANGE COMMISSION
                     Washington, D.C.  20549

                            Form 13F

                       Form 13F COVER PAGE

 Report for the Calendar Year or Quarter Ended: September 30, 2002

 Check here if Amendment [ ]; Amendment Number:

 This Amendment (Check only one):       [ ] is a restatement.
                                        [ ] adds new holdings
                                            entries.
 Institutional Investment Manager:

 Name:                                  United Fire & Casualty Company
 Address:                               118 Second Avenue, S.E.
                                        Cedar Rapids, IA 52407

 Form 13F File Number:                  28-6427

 The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

 Person Signing this Report on Behalf of Reporting Manager:

 Name:                                  Dianne M. Lyons
 Title:                                 Controller
 Phone:                                 319-399-5723

 Signature, Place, and Date of Signing:

 /s/ Dianne M. Lyons      Cedar Rapids, IA              11-11-02

 Report Type (Check only one):

 [X] 13F HOLDINGS REPORT.(Check here if all holdings of this reporting manager are reported in this report.)

 [ ] 13F NOTICE.(Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)

 [ ] 13F COMBINATION REPORT.(Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

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                              Form 13F SUMMARY PAGE
 Report Summary:

 Number of Other Included Managers:            0

 Form 13F Information Table Entry Total:      91

 Form 13F Information Table Value Total: $99,505 (thousands)

 List of Other Included Managers:           None



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FORM 13F INFORMATION TABLE

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                                 TITLE OF                  VALUE    SHARES/    SH/   PUT/ INVSTMNT  OTHER     ---VOTING AUTHORITY---
NAME OF ISSUER                     CLASS    CUSIP        (x $1,000) PRN AMT    PRN   CALL DSCRETN  MANAGERS   SOLE    SHARED   NONE
====================================================================================================================================
Abbott Laboratories               Common    002824-10-0      6,060  150,000   SH          Sole             150,000
Agere Systems CL A                Common    00845v-10-0          -       31   SH          Defined               31
Agere Systems CL B                Common    00845v-20-9          1      767   SH          Defined              767
Alderwoods Group Inc              Common    014383-10-3        250   38,421   SH          Sole              38,421
Alliant Energy                    Common    018802-10-8        158    8,225   SH          Defined            8,225
Alliant Energy Corporation        Common    018802-10-8      2,352  122,200   SH          Sole             122,200
ALLTEL Corporation                Common    020039-10-3        502   12,518   SH          Sole              12,518
American Express Co               Common    025816-10-9        255    8,175   SH          Defined            8,175
American Strategic Inc
  Port II                         Common    030099-10-5        330   25,420   SH          Sole              25,420
Anheuser-Busch Companies
  Inc Common                      Common    035229-10-3        202    4,000   SH          Sole               4,000
Applied Materials Inc             Common    038222-10-5        177   15,300   SH          Defined           15,300
Arthur J Gallagher & Co           Common    363576-10-9        254   10,321   SH          Sole              10,321
Automatic Data Processing         Common    053015-10-3        177    5,100   SH          Defined            5,100
Bank of America Corporation       Common    060505-10-4      3,828   60,000   SH          Sole              60,000
Bank One Corporation              Common    06423A-10-3      1,636   43,740   SH          Sole              43,740
BCE Inc                           Common    05534B-10-9        287   16,200   SH          Sole              16,200
Bell South Corporation            Common    079860-10-2        294   16,000   SH          Sole              16,000
Bemis Company Inc                 Common    081437-10-5        430    8,700   SH          Sole               8,700
Boeing Company                    Common    097023-10-5      1,195   35,000   SH          Sole              35,000
BRE Properties Inc                Common    05564E-10-6        554   18,000   SH          Sole              18,000
Burlington Northern Santa Fe      Common    12189T-10-4        386   16,158   SH          Sole              16,158
Burlington Resources Inc          Common    122014-10-3        267    6,972   SH          Sole               6,972
Cincinnati Financial Corp         Common    172062-10-1     10,336  290,500   SH          Sole             290,500
Citigroup Inc                     Common    172967-10-1        175    5,916   SH          Defined            5,916
Cummins Inc                       Common    231021-10-6        462   19,545   SH          Sole              19,545
CVS Corp Delaware                 Common    126650-10-0        179    7,050   SH          Defined            7,050
Dean Foods Company                Common    242370-10-4      1,280   32,174   SH          Sole              32,174
Devon Energy Corp                  Debt     25179M-AA-1        199  200,000   PRN         Sole             200,000
Dow Chemical Company              Common    260543-10-3      1,639   60,000   SH          Sole              60,000
Duke Energy Corporation           Common    264399-10-6      1,564   80,000   SH          Sole              80,000
Duke Energy Corporation
  8.0% 11/16/04SerB              Preferred  264399-58-5      1,289   80,000   SH          Sole              80,000
Emerson Electric Co               Common    291011-10-4        277    6,300   SH          Sole               6,300
Equity Residential Properties
  Tr Ser G Conv Pfd              Preferred  29476L-85-9        234   10,000   SH          Sole              10,000
Exxon Mobil Corp                  Common    30231G-10-2        181    5,675   SH          Defined            5,675
Exxon Mobil Corporation           Common    30231G-10-2      1,276   40,000   SH          Sole              40,000
Fannie Mae                        Common    313586-10-9        199    3,350   SH          Defined            3,350
Federal Signal Corporation        Common    313855-10-8      1,379   74,864   SH          Sole              74,864
Fidelity National Information
  Solutions, Inc.                 Common    31620P-10-9        304   19,890   SH          Sole              19,890
Ford Motor Company                Common    345370-86-0        294   30,000   SH          Sole              30,000
General Elec Co                   Common    369604-10-3        184    7,450   SH          Defined            7,450
General Electric Company          Common    369604-10-3      5,177  210,000   SH          Sole             210,000
H J Heinz Company                 Common    423074-10-3      1,502   45,000   SH          Sole              45,000
Hewlett Packard Co                Common    428236-10-3        167   14,349   SH          Defined           14,349
Home Depot Inc                    Common    437076-10-2        177    6,800   SH          Defined            6,800
Honeywell International Inc       Common    438516-10-6        542   25,000   SH          Sole              25,000
Honeywell International Inc       Common    438516-10-6        125    5,793   SH          Defined            5,793
Intel Corp                        Common    458140-10-0        148   10,650   SH          Defined           10,650
Intel Corporation                 Common    458140-10-0        139   10,000   SH          Sole              10,000
J P Morgan Chase & Co             Common    46625h-10-0        130    6,850   SH          Defined            6,850
Johnson & Johnson                 Common    478160-10-4        541   10,000   SH          Sole              10,000
Johnson & Johnson                 Common    478160-10-4        319    5,900   SH          Defined            5,900
Kerr-McGee Corp                    Debt     492386-AP-2        214  200,000   PRN         Sole             200,000
King Pharmaceutical               Common    495582-10-8        198   10,900   SH          Defined           10,900
Lucent Technologies               Common    549463-10-7          2    2,900   SH          Defined            2,900
Merrill Lynch & Co Inc            Common    590188-10-8        194    5,875   SH          Defined            5,875
Motorola Inc                      Common    620076-10-9        611   60,000   SH          Sole              60,000
Newell Rubbermaid Inc             Common    651229-10-6        487   15,766   SH          Sole              15,766
Nicor Inc                         Common    654086-10-7        564   20,000   SH          Sole              20,000
Ohio Casualty Corporation         Common    677240-10-3        163   10,000   SH          Sole              10,000
Old Republic International Cor    Common    680223-10-4      2,644   93,168   SH          Sole              93,168
Penford Corporation               Common    707051-10-8        270   20,000   SH          Sole              20,000
Penwest Pharmaceuticals Co.       Common    709754-10-5        250   30,000   SH          Sole              30,000
PepsiCo Inc                       Common    713448-10-8        739   20,000   SH          Sole              20,000
Pfizer                            Common    717081-10-3        170    5,850   SH          Defined            5,850
Pioneer-Standard Electronics      Common    723877-10-6      2,024  279,571   SH          Sole             279,571
Procter & Gamble Company          Common    742718-10-9      2,503   28,000   SH          Sole              28,000
Progress Energy Inc               Common    743263-10-5        782   19,131   SH          Sole              19,131
QCR Holdings Inc                  Common    74727A-10-4        670   45,454   SH          Sole              45,454
SAFECO Corporation                Common    786429-10-0      1,479   46,550   SH          Sole              46,550
Safeway Inc                       Common    786514-20-8        114    5,125   SH          Defined            5,125
SBC Communications Inc            Common    78387G-10-3      1,587   78,960   SH          Sole              78,960
SBC Communications Inc            Common    78387g-10-3        160    7,950   SH          Defined            7,950
Schering Plough Corp              Common    806605-10-1        141    6,600   SH          Defined            6,600
Shopko Stores Inc                 Common    824911-10-1        261   20,000   SH          Sole              20,000
Smucker J M Co                    Common    832696-40-5         21      560   SH          Sole                 560
St Paul Companies Inc             Common    792860-10-8        625   21,774   SH          Sole              21,774

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
Tellabs Inc                        Common    879664-10-0         87   21,300   SH          Defined           21,300
Texas Instruments                  Common    882508-10-4        139    9,400   SH          Defined            9,400
TPG NV                             Common    892339-10-2         68    4,034   SH          Sole               4,034
Travelers Property &
  Casualty Corp A                  Common    89420g-10-9          3      255   SH          Defined              255
Travelers Property &
   Casualty Corp B                 Common    89420g-40-6          7      525   SH          Defined              525
TXU Corporation                    Common    873168-10-8      1,251   30,000   SH          Sole              30,000
U S Bancorp                        Common    902973-30-4     15,689  844,416   SH          Sole             844,416
US Bancorp                         Common    902973-30-4        213   11,450   SH          Defined           11,450
Vectren Corporation                Common    92240G-10-1        586   26,658   SH          Sole              26,658
Verizon Communications Inc         Common    92343V-10-4      1,006   36,648   SH          Sole              36,648
Wachovia Corporation               Common    929903-10-2        981   30,008   SH          Sole              30,008
Wells Fargo & Company              Common    949746-10-1      5,643  117,176   SH          Sole             117,176
Wintrust Financial Corporation     Common    97650W-10-8      6,604  230,523   SH          Sole             230,523
Wyeth Corp                         Common    983024-10-0        156    4,900   SH          Defined            4,900
Xcel Energy, Inc.                  Common    98389B-10-0        186   20,000   SH          Sole              20,000
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Report Summary             91 Data Records                  $99,505                 0 other managers on whose behalf report is filed